Investments	12 Months Ended
Dec. 31, 2020
Investments [Abstract]
Investments	Investments
(a) Net Realized and Unrealized Investment Gains (Losses)
The components of the net realized and unrealized investment gains (losses) for the years ended December 31, 2020, 2019 and 2018 were as follows (in thousands of U.S. dollars):

	2020	2019	2018
Net realized investment gains (losses) on fixed maturities and short-term investments	$24,828	$243,508	$(224,887)
Net realized investment gains on equities	21,538	6,545	14,601
Net realized investment (losses) gains on other invested assets	(30,436)	830	7,136
Net realized investment gains on funds held–directly managed (1)	—	—	1,200
Net realized investment gains (losses)	$15,930	$250,883	$(201,950)
Change in net unrealized investment gains (losses) on fixed maturities and short-term investments	$219,946	$190,343	$(150,926)
Change in net unrealized investment gains on equities	167,456	403,011	2,791
Change in net unrealized investment gains (losses) on other invested assets	58,452	44,441	(25,607)
Change in net unrealized investment losses on funds held–directly managed (1)	—	—	(6,484)
Net other realized and unrealized investment (losses) gains	(1,346)	969	(1,334)
Change in net unrealized investment gains (losses)	$444,508	$638,764	$(181,560)
Impairment loss on investments in real estate	$(6,119)	$(2,977)	$(6,122)
Net realized and unrealized investment gains (losses)	$454,319	$886,670	$(389,632)

(1) The funds held–directly managed account was settled in 2018 upon commutation of the related Paris Re Reserve Agreement. See also Note 7(a) for further details.
(b) Net Investment Income
The components of net investment income for the years ended December 31, 2020, 2019 and 2018 were as follows (in thousands of U.S. dollars):

	2020	2019	2018
Fixed maturities	$290,259	$379,939	$378,726
Short-term investments and cash and cash equivalents	12,000	26,981	13,279
Other invested assets	89,129	68,879	26,234
Equities, funds held and other (1)	20,477	12,221	21,964
Funds held–directly managed (2)	—	—	4,674
Investment expenses	(51,197)	(39,482)	(28,956)
Net investment income	$360,668	$448,538	$415,921

(1) The Company generally earns investment income on funds held by reinsured companies based upon a predetermined interest rate, either fixed contractually at the inception of the contract or based upon a recognized index (e.g. LIBOR). Interest rates ranged from 0.1% to 6.5%, 0.1% to 5.1% and 0.1% to 7.4% for the years ended December 31, 2020, 2019 and 2018, respectively.
(2) The funds held–directly managed account was settled in 2018 upon commutation of the related Paris Re Reserve Agreement. See also Note 7(a) for further details.
(c) Pledged and Restricted Assets
At December 31, 2020 and 2019, approximately $209 million and $294 million, respectively, of cash and cash equivalents and approximately $4,993 million and $4,025 million, respectively, of securities were deposited, pledged or held in escrow accounts in favor of ceding companies and other counterparties or government authorities to comply with reinsurance contract provisions and insurance laws.
(d) Receivable for Securities Sold and Payable for Securities Purchased
At December 31, 2020 and 2019, receivables for securities sold of $24 million and $31 million, respectively, were recorded within Other assets. At December 31, 2020 and 2019, payables for securities purchased of $286 million and $169 million, respectively, were recorded within Accounts payable, accrued expenses, and other in the Consolidated Balance Sheets.
(e) Variable Interest Entities
The Company holds variable interests in VIEs including certain limited liability companies or partnerships, trusts, fixed maturity investments and asset-backed securities. The holdings in these VIEs are reported within Fixed maturities and Other invested assets in the Company’s Consolidated Balance Sheets. The Company’s involvement in these entities is, for the most part, passive in nature. The Company’s maximum exposure to loss with respect to these investments is limited to the amounts invested in and advanced to the VIEs and any unfunded commitments (see Note 15(c)).
(f) Equity Method Investments
Investments accounted for under the equity method at December 31, 2020 and 2019 totaled $900 million and $866 million respectively. At December 31, 2020 and 2019, the Company held a 36% shareholding in the privately held United Kingdom real estate investment and development group, Almacantar Group Limited (Almacantar). The total carrying value of this investment was $494 million and $483 million, at December 31, 2020 and 2019, respectively, and is included within Other invested assets in the Consolidated Balance Sheets. The Company's other equity method investments are comprised of primarily of passive investment interests focusing in the real estate sector.